UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of  INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)
November 30, 2008

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities — 10.6%
Fixed Rate — 10.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 ■		$511,595	$523,278	$522,604
9.00%, 7/1/30, #C40149		75,050	76,773	82,472
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 ■		243,531	246,848	249,771
5.00%, 7/1/18, #724954 ■		1,154,673	1,153,481	1,177,148
6.50%, 6/1/29, #252497 ■		146,567	145,716	151,996
7.50%, 3/1/30, #495694		81,675	80,529	85,064
7.50%, 5/1/30, #535289 ■		29,401	28,548	30,943
8.00%, 5/1/30, #538266 ■		11,458	11,333	12,147
6.00%, 5/1/31, #535909 ■		280,052	281,427	287,487
6.50%, 11/1/31, #613339 ■		138,508	141,167	143,552
5.50%, 7/1/33, #720735 ■		1,842,683	1,823,417	1,877,213
Total U.S. Government Agency Mortgage-Backed Securities			4,512,517	4,620,397
Asset-Backed Securities r — 12.6%
Commercial — 12.6%
Bear Stearns Commercial Mortgage Securities,
5.90%, 9/11/38, Series 2006-PW12, Class A4		1,200,000	969,844	888,353
5.74%, 9/11/42, Series 2007-T28, Class A4		1,200,000	928,875	816,265
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.40%, 7/15/44		2,357,000	1,489,329	1,753,978
LB-UBS Commercial Mortgage Trust, Series-C1, Class A2, 6.32%, 4/15/41		1,875,000	1,367,139	1,224,726
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, 6/13/42		1,160,000	926,595	761,805
Total Asset-Backed Securities			5,681,782	5,445,127
Corporate Note ∞ ¶ — 7.9%
Fixed Rate — 7.9%
Stratus Properties V, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,410,750
Whole Loans ∞ & — 75.0%
Commercial Loans — 55.4%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 µ	12/30/05	1,433,394	1,433,394	1,359,407
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	836,475	836,475	831,060
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 µ	6/14/07	1,923,904	1,923,904	1,520,723
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,563,076	1,563,076	1,199,543
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 µ	6/11/02	1,948,051	1,948,051	1,880,278
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 ¶ µ	6/28/07	1,250,000	1,250,000	1,008,202
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 ¶ µ	6/28/07	2,000,000	2,000,000	1,827,066
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 µ	2/28/06	1,586,268	1,586,268	1,538,949
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 µ	12/28/06	1,718,312	1,718,312	1,404,690
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	958,528	958,528	949,628
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 µ ¶	10/2/06	1,900,000	1,900,000	1,471,525
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 µ ¶	8/3/06	1,900,000	1,900,000	1,662,073
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 µ	12/23/05	1,373,135	1,373,135	1,266,718
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 µ	1/6/03	1,507,455	1,507,455	1,464,417
Stephens Center, Missoula, MT, 6.38%, 9/1/10 µ	4/20/06	1,824,969	1,824,969	1,753,952
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¶	12/20/07	3,200,000	3,200,000	2,881,584
			26,923,567	24,019,815

FIRST AMERICAN MORTGAGE FUNDS      2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION
	DATE ACQUIRED	PAR/ SHARES	COST	VALUE ¶
Multifamily Loans — 18.2%

Forest Club Apartments, Dallas, TX, 11.88%, 8/1/09 ¶	4/19/06	$1,720,000	$1,720,000	$1,582,560
Franklin Woods Apartments, Franklin, NH, 5.88%, 3/1/10	2/24/95	761,366	761,366	731,882
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 µ	6/3/04	1,169,121	1,169,121	1,076,505
Park Hollywood, Portland, OR, 7.38%, 6/1/12 µ	5/31/02	1,100,658	1,100,658	1,046,356
Spring Creek Gardens, Plano, TX, 5.71%, 1/1/09 r ¶	12/22/05	2,050,000	2,050,000	1,435,000
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	9/29/99	1,074,702	1,074,702	1,060,892
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.25%, 3/1/09 r	2/21/03	824,137	824,137	824,136
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/09	2/21/03	152,967	152,967	137,843
			8,852,951	7,895,174
Single Family Loans — 1.4%
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	20,387	19,420	20,999
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	75,464	75,953	72,763
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	34,244	33,610	32,136
Bluebonnet Savings & Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	125,341	114,834	120,433
Cross Roads Savings & Loan II, 1 loan, Oklahoma, 8.34%, 1/1/21 ◆	1/7/92	21,519	20,238	15,806
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	18,895	16,037	19,462
Knutson Mortgage Portfolio I, 2 loans, Maine & Montana, 9.37%, 8/1/17	2/26/92	134,079	127,941	138,101
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	42,564	40,436	43,841
Nomura III, 3 loans, California, New York, & Massachusetts, 8.20%, 4/29/17	9/29/95	70,471	63,702	72,570
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17	2/21/92	56,284	46,179	57,972
			558,350	594,083
Total Whole Loans			36,334,868	32,509,072
Preferred Stocks — 18.9%
Real Estate Investment Trusts — 18.9%
AMB Property, Series L		26,560	597,940	309,690
AMB Property, Series M		5,600	139,850	64,624
BRE Properties, Series C		30,150	599,080	434,461
BRE Properties, Series D		2,400	47,688	37,200
Developers Diversified Realty, Series G		20,000	447,000	134,600
Developers Diversified Realty, Series H		12,060	247,230	66,571
Developers Diversified Realty, Series I		1,950	40,657	10,725
Duke Realty, Series J		2,100	52,246	20,580
Duke Realty, Series L		8,750	167,300	80,937
Duke Realty, Series M		26,120	532,400	342,172
Duke Realty, Series O		20,300	479,080	292,929
Equity Residential Properties, Series N		4,800	101,520	77,808
Health Care Properties, Series E		5,400	141,419	91,044
Health Care Properties, Series F		13,270	341,394	218,955
HRPT Properties Trust, Series B		8,171	212,725	93,966
Kimco Realty, Series F		19,400	500,619	242,500
Kimco Realty, Series G		41,700	965,549	633,840
National Retail Properties, Series C		25,000	527,500	347,500
Post Properties, Series B		17,800	468,112	240,834
ProLogis Trust, Series F		5,975	139,549	44,813
ProLogis Trust, Series G		3,800	79,800	33,250
PS Business Parks, Series H		22,060	389,700	327,812
PS Business Parks, Series I		4,240	83,401	59,572
PS Business Parks, Series K		25,000	578,750	462,250
PS Business Parks, Series M		12,060	248,436	195,975
PS Business Parks, Series P		3,750	71,887	51,600
Public Storage, Series A		6,000	144,291	101,100
Public Storage, Series C		5,000	100,000	86,700
Public Storage, Series E		14,200	263,000	248,642
Public Storage, Series F		9,300	231,105	154,845
Public Storage, Series I		12,060	262,305	241,200
Public Storage, Series K		8,000	174,000	166,000

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶

Public Storage, Series X	3,000	$74,330	$49,680
Public Storage, Series Z	11,500	282,309	185,840
Realty Income, Series D	20,500	546,185	389,500
Realty Income, Series E	37,060	714,246	655,962
Regency Centers, Series C	22,060	482,737	352,960
Regency Centers, Series E	24,060	483,600	383,757
UDR, Series G	12,060	258,084	180,900
Vornado Realty Trust, Series E	4,800	121,338	71,904
Total Preferred Stocks		12,338,362	8,185,198
Total Unaffiliated Investments		62,367,529	54,170,544
Short-Term Investment — 6.9%
First American Prime Obligations Fund, Class Z ☑	2,974,020	2,974,020	2,974,020
Total Investments ▲ — 131.9%		$65,341,549	$57,144,564
Other Assets and Liabilities, Net — (31.9)%			(13,812,148)
Total Net Assets — 100.0%			$43,332,416

¶
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially fair valued at cost and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, and mortgage servicing rights as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2008, the fund held fair valued securities with a value of $35,919,822 or 82.9% of total net assets.

■
Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2008, securities valued at $4,452,861 were pledged as collateral for the following outstanding reverse repurchase agreements:

Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$ 4,220,000	11/28/08	1.750%	12/12/08	$ 615	(1)

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
	(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $511,595 par
Federal National Mortgage Association, 6.00%, 10/1/16, $243,531 par
Federal National Mortgage Association, 5.00%, 7/1/18, $1,154,673 par
Federal National Mortgage Association, 6.50%, 6/1/29, $146,567 par
Federal National Mortgage Association, 7.50%, 5/1/30, $29,401 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,458 par
Federal National Mortgage Association, 6.00%, 5/1/31, $280,052 par
Federal National Mortgage Association, 6.50%, 11/1/31, $138,508 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,842,683 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities and/or preferred stocks as collateral.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2008.
∞
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

¶
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2008.

&
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2008. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2008.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)

µ
Securities pledged as collateral for outstanding borrowings under loan agreement. On November 30, 2008, securities valued at $20,280,861 were pledged as collateral for the following outstanding borrowings:

						Name of Broker
		Acquisition			Accrued	and Description
	Amount	Date	Rate*	Due	Interest	of Collateral
	$8,600,000	11/28/08	5.00%	12/31/08	$3,584	(1)
	1,400,000	11/28/08	5.00%	12/01/08	583	(1)
	$10,000,000				$ 4,167

	* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% and reset monthly.

	Name of broker and description of collateral:
	(1)			Massachusetts Mutual:
	Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,433,394 par
	Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,923,904 par
	Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,948,055 par
	La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
	La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
	Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,586,268 par
	Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,718,312 par
	Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,900,000 par
	Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
	Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,373,135 par
	Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11, $1,507,455 par
	Stephens Center, Missoula, MT, 6.38%, 9/1/10, $1,824,969 par
	Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,169,121 par
	Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,100,658 par

The fund has entered into a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”) under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a floor interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

◆	Loan is in default.
☑	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $65,341,549. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation			$411,374
	Gross unrealized depreciation			(8,615,017)
	Net unrealized depreciation			$(8,203,643)

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in mutual funds and preferred stocks with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government securities.

Level 3 - Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loan and participation mortgages and corporate notes. These securities have limited observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the prevailing interest rates, and changes in the real or perceived liquidity of whole loans and participation mortgages.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)

As of November 30, 2008, the fund's investments were classified as follows:
Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$11,159,218
Level 2 - Other significant observable inputs	10,065,524
Level 3 - Significant unobservable inputs	35,919,822
Total	$57,144,564

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Investments in
Securities
Balance as of August 31, 2008	$46,643,980
Accrued discounts (premiums)	—
Realized gain (loss)	618
Net change in unrealized appreciation or depreciation	(2,616,490)
Net purchases (sales)	(8,108,286)
Net transfers in and/or (out) of Level 3	—
Balance as of November 30, 2008	$35,919,822

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009